Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Conversion of convertible debt to common stock	$ 3,067,423	$ 523,927
Reclassification of the unamortized balance of debt discount and derivative liability, related to the extinguishment and conversion of the subordinated convertible debt, to additional paid-in capital	2,860,627	0
Derivative liability created from conversion option embedded in Deerfield convertible credit facility	8,825,935	0
Effect of modification of convertible debt	0	151,032
Common Stock issued for committed equity financing facility	0	204,015
Warrants issued for term loan modification	0	151,758
Warrants issued for term loan	0	568,324
Common stock and warrants issued for release of security interest in patents	0	325,693
Warrants issued in connection with convertible debt and equity facility	29,137,682	1,353,842
Derivative liability for embedded conversion option	0	965,484
Common stock issued for professional services	0	17,850
Common stock issued for settlement of contingency	39,150	39,150
Reclassification of warrant derivative liability to additional paid-in capital as a result of the expiration of non-standard anti-dilution clause contained in warrants	1,331,776	0
Issuance of common stock in connection with convertible debt facility	1,050,000	0
Common stock issued to satisfy contingent consideration	127	0
Accrued property and equipment	$ 64,108	$ 0